Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

December 31, 2013

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           EGA Emerging Global Shares Trust (the “Trust”)
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 60 under the 1933 Act and Amendment No. 62 under the Investment Company Act of 1940, as amended, to the Registration Statement of the Trust (the “Amendment”).  The Trust is filing the Amendment for the purpose of adding a new series of shares to the Trust, designated as EGShares Blue Chip EM Achievers ETF (the “Fund”).  The Amendment relates only to the Fund and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership

Filing Desk
U.S. Securities and Exchange Commission
December 31, 2013

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

Cc:	Robert C. Holderith
Maya Teufel
Michael D. Mabry